Fair Value Measurements (Details) - Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model	Sep. 30, 2024
Forward Purchase Agreement [Member] | Risk-free rate [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	3,640
Forward Purchase Agreement [Member] | Underlying stock price [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	9,250
Forward Purchase Agreement [Member] | Expected volatility [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	50,000
Forward Purchase Agreement [Member] | Term [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	2,230
Forward Purchase Agreement [Member] | Dividend yield [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	0
Convertible Loan Note [Member] | Risk-free rate [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	3,580
Convertible Loan Note [Member] | Underlying stock price [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	4,250
Convertible Loan Note [Member] | Expected volatility [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	50,000
Convertible Loan Note [Member] | Term [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	600
Convertible Loan Note [Member] | Dividend yield [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	0
Warrant Liability [Member] | Risk-free rate [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	3,580
Warrant Liability [Member] | Underlying stock price [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	4,250
Warrant Liability [Member] | Expected volatility [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	50,000
Warrant Liability [Member] | Term [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	5,100
Warrant Liability [Member] | Dividend yield [Member]
Schedule of Forward Purchase Agreement Using a Monte Carlo Simulation Valuation Model [Line Items]
Valuation model assumptions	0